Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Expected future rental payments under operating leases in 2015	$ 20,100,000
Expected future rental payments under operating leases in 2016	20,067,000
Expected future rental payments under operating leases in 2017	8,942,000
Expected future rental payments under operating leases in 2018	8,981,000
Expected future rental payments under operating leases in 2019	9,031,000
Rental expense for noncancelable operating leases	8,528,000	$ 7,139,000	$ 4,433,000
Operating lease expense related to discontinued operations	2,905,000	$ 9,641,000	$ 5,040,000
Commitments for capital expenditures	166,721,000
Construction In Process [Member]
Commitments And Contingencies [Line Items]
Commitments for capital expenditures	159,778,000
Building Improvements [Member]
Commitments And Contingencies [Line Items]
Commitments for capital expenditures	$ 4,138,000